October 18, 2010

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549

Re:	MMA Praxis Mutual Funds File Nos. 33-69724 and 811-8056

Ladies and Gentlemen:

On behalf of the MMA Praxis Mutual Funds (“Registrant”), attached for filing is Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933.  The Amendment is being filed to register a new series.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

MMA Praxis Mutual Funds

/s/ Jay S. Fitton

Jay S. Fitton
Secretary